Subsequent Events (Details) $ / shares in Units, m³ in Thousands		1 Months Ended
	Aug. 13, 2015 USD ($)	Aug. 31, 2015 USD ($) owner vessel $ / shares	Jul. 31, 2015 USD ($) MMcfe / d phase vessel m³	Jun. 30, 2015
Subsequent Event
Subsequent Event [Line Items]
Dividend declared (in USD per share) | $ / shares		$ 0.45
Golar LNG Partners
Subsequent Event [Line Items]
Ownership percentage				30.00%
Golar LNG Partners | Subsequent Event
Subsequent Event [Line Items]
Equity method investment, unit purchase program, authorized amount (up to)		$ 25,000,000
Equity method investment, unit purchase program, period in force		12 months
Purchase of equity method investment units	$ 5,000,000
Ownership percentage	30.40%
Cash distribution per share (in USD per share) | $ / shares		$ 0.5775
Proceeds from dividends		$ 13,100,000
GoFLNG Hilli Conversion | Subsequent Event
Subsequent Event [Line Items]
Total estimated project conversion cost			$ 1,200,000,000
Long-term contract minimum period			5 years
Expected cost of financing during conversion period percentage			6.25%
Projected cost of long term financing percentage (less than)			6.00%
GoFLNG Hilli Conversion | CSSCL Conversion Financing | Construction Loans | Subsequent Event
Subsequent Event [Line Items]
Project funding percentage of total project cost (up to)			80.00%
Number of project cost phases | phase			2
Maximum borrowing capacity			$ 960,000,000
Financing agreement term			10 years
Minimum debt service coverage ratio			1.2
Phase One - GoFLNG Hilli Conversion | CSSCL Conversion Financing | Construction Loans | Subsequent Event
Subsequent Event [Line Items]
Project funding percentage of total project cost (up to)			60.00%
Maximum borrowing capacity			$ 700,000,000
Minimum project cost to be spent for phase to enable			$ 400,000,000
FLNG | GoFLNG Hilli Conversion | Subsequent Event
Subsequent Event [Line Items]
Amortization period			15 years
LNG Carrier | Gandria Conversion | Subsequent Event
Subsequent Event [Line Items]
Vessel size | m³			126
Floating Storage Regasification Unit | Samsung Heavy Industries Co Ltd NewBuilding Contract | Subsequent Event
Subsequent Event [Line Items]
Vessel size | m³			170
Number of newbuild commitments contracted for construction | vessel			1
Vessel continuous regasification capacity | MMcfe / d			500
Maximum | Floating Storage Regasification Unit | Samsung Heavy Industries Co Ltd NewBuilding Contract | Subsequent Event
Subsequent Event [Line Items]
Vessel continuous regasification capacity | MMcfe / d			750
LNG Carrier Pool | Subsequent Event
Subsequent Event [Line Items]
Number of vessels in pooling agreement | vessel		8
Undivided Interest | LNG Carrier Pool | Subsequent Event
Subsequent Event [Line Items]
Number of vessels in pooling agreement | vessel		14
Number of owners in pooling agreement | owner		3
Dynagas Ltd. | Undivided Interest | LNG Carrier Pool | Subsequent Event
Subsequent Event [Line Items]
Number of vessels in pooling agreement | vessel		3
GasLog Ltd. | Undivided Interest | LNG Carrier Pool | Subsequent Event
Subsequent Event [Line Items]
Number of vessels in pooling agreement | vessel		3